Commercial Agreement Assets (Detail Textuals) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2024 ₪ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares called by warrants | shares				246,027
Amortization expense related to the commercial agreement asset | $	$ 150,451	$ 149,047	$ 84,298
Exercise price of warrants | ₪ / shares				₪ 0.01
Percentage of shopify owners outstanding shares	13.20%
Percentage of voting power in excess	9.70%
Commercial agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected benefit period	four-year
Asset recognized associated with the fair value of the warrants | $	$ 552,100	$ 504,700	280,800
Number of common shares called by warrants | shares	246,027
Number of ordinary shares vest | shares		738,081
Amortization expense related to the commercial agreement asset | $	$ 150,000	$ 149,000	$ 84,300
Exercise price of warrants | $ / shares	$ 0.01